United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: September 30, 2011

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:		Johnston-Lemon Group Inc.
Address:	1101 Vermont Avenue, NW
 		Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth I. Miller
Title:	Chief Financial Officer
Phone:	(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       NOVEMBER 10, 2011
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________________________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____70_______

Form 13F Information Table Value Total: $___57,741_____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
Apple Computer			COMMON STOCK	037833100
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Baxter International		COMMON STOCK	071813109
Biotechnology Index Fund	ETFs		464287556
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Deere				COMMON STOCK	244199105
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
FMC				COMMON STOCK	302491303
General Dynamics		COMMON STOCK	369550108
General Electric		COMMON STOCK	369604103
General Mills			COMMON STOCK	370334104
Google				COMMON STOCK	38259P508
Honeywell			COMMON STOCK	438516106
Intel				COMMON STOCK	458140100
International Business Machine	COMMON STOCK	459200101
iShares Barclays 1-3 Year Corp	ETFs		464288646
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Market Vectors Gold Miners	COMMON STOCK	57060U100
Mastercard			COMMON STOCK	57636Q104
McCormick & Co.			COMMON STOCK	579780206
Microsoft			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepco Holdings			COMMON STOCK	713291102
Pepsico				COMMON STOCK	713448108
Philip Morris Intl Inc		COMMON STOCK	718172109
Powershares Preferred 		ETFs		73936T565
Procter & Gamble		COMMON STOCK	742718109
S&P Technology Sector SPDR	ETFs		81369Y803
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
Time Warner Cable		COMMON STOCK	88732J207
Time Warner Inc Com NEW		COMMON STOCK	887317303
TJX Companies			COMMON STOCK	872540109
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon Communications		COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103


COLUMN 1			COLUMN 4	COLUMN 5	COLUMN 6

				VALUE				INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES 		DISCRETION
3M Company	 		994 	 	13,850 		SOLE
Abbott Labs			1,101 	 	21,520 		SOLE
Allergan	 		667 	 	8,100 		SOLE
Allstate	 		246 	 	10,390 		SOLE
American Express	 	730 	 	16,250 		SOLE
Apple Computer	 		501 	 	1,315 		SOLE
AT&T	 			616 	 	21,612 		SOLE
Automatic Data Processing	729 	 	15,460 		SOLE
Baxter International	 	1,119 	 	19,925 		SOLE
Biotechnology Index Fund	861 	 	9,220 		SOLE
Bristol Myers Squibb	 	1,180 	 	37,600 		SOLE
Castle Brands	 		3 	 	11,700 		SOLE
Chevron Texaco	 		1,498 	 	16,184 		SOLE
Cisco Systems	 		633 	 	40,850 		SOLE
Clean Energy Fuels	 	327 	 	29,400 		SOLE
Coca Cola	 		774 	 	11,462 		SOLE
Colgate-Palmolive Co	 	446 	 	5,025 		SOLE
ConocoPhilips	 		1,411 	 	22,280 		SOLE
CVS	 			282		8,400 		SOLE
Deere	 			839 	 	13,000 		SOLE
Disney, Walt	 		978 	 	32,439 		SOLE
Dominion Resources	 	729 	 	14,350 		SOLE
Duke Energy	 		271 	 	13,538 		SOLE
EMC	 			767 	 	36,550 		SOLE
Emerson Electric	 	607 	 	14,690 		SOLE
Exelon	 			491 	 	11,520 		SOLE
Exxon Mobil	 		718 	 	9,881 		SOLE
FMC	 			705 	 	10,200 		SOLE
General Dynamics	 	566 	 	9,950 		SOLE
General Electric	 	476 	 	31,260 		SOLE
General Mills	 		260 	 	6,750 		SOLE
Google	 			1,090 	 	2,120 		SOLE
Honeywell	 		489 	 	11,130 		SOLE
Intel	 			1,148 	 	53,800 		SOLE
International Business Machine	1,708 	 	9,765 		SOLE
iShares Barclays 1-3 Year Corp	459 	 	4,410 		SOLE
iShares Barclays 1-3 Year Trea	1,109 	 	13,110 		SOLE
iShares Barclays TIP Bond Fund	3,341 	 	29,230 		SOLE
iShares High Yield Corporate B	935 	 	11,290 		SOLE
iShares JPM Emerging Markets B	1,559 	 	14,790 		SOLE
iShares MSCI Emerging Markets 	1,061 	 	30,230 		SOLE
iShares S&P 500 Index	 	363 		3,190 		SOLE
iShares Trust Dow Jones US Tec	1,333 	 	22,535 		SOLE
Johnson & Johnson	 	1,351 		21,215 		SOLE
JP Morgan Chase	 		849 	 	28,199 		SOLE
Kimberly-Clark	 		266 	 	3,750 		SOLE
Market Vectors Gold Miners	889 	 	16,100 		SOLE
Mastercard	 		752 	 	2,370 		SOLE
McCormick & Co.	 		1,022 	 	22,150 		SOLE
Microsoft	 		1,056 	 	42,420 		SOLE
Nike	 			959 	 	11,220 		SOLE
Nucor	 			720 	 	22,750 		SOLE
Omnicom Group	 		256 	 	6,942 		SOLE
Oracle	 			1,078 	 	37,500 		SOLE
Pepco Holdings	 		322 	 	17,000 		SOLE
Pepsico	 			764 	 	12,340 		SOLE
Philip Morris Intl Inc	 	250 	 	4,007 		SOLE
Powershares Preferred 	 	532 	 	39,200 		SOLE
Procter & Gamble	 	1,042 	 	16,495 		SOLE
S&P Technology Sector SPDR	312 	 	13,200 		SOLE
Schlumberger	 		797 	 	13,340 		SOLE
SPDR Barclays Capital Covertib	1,404 	 	39,400 		SOLE
Time Warner Cable	 	272 	 	4,342 		SOLE
Time Warner Inc Com NEW	 	204 	 	6,800 		SOLE
TJX Companies	 		912 	 	16,450 		SOLE
Travelers Group	 		846 	 	17,352 		SOLE
United Technologies		1,182 	 	16,800 		SOLE
Unitedhealth Group 	 	1,123 	 	24,352 		SOLE
Verizon Communications	 	1,719 	 	46,722 		SOLE
Wal Mart Stores	 		742 	 	14,300 		SOLE


COLUMN 1			COLUMN 7	       COLUMN 8

				OTHER	 	   VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	SOLE 	SHARED 	 NONE
3M Company			NONE	 	13,350 	   -   	 500
Abbott Labs			NONE	 	21,220 	   -   	 300
Allergan			NONE	 	7,650 	   -   	 450
Allstate			NONE	 	10,390 	   -   	 -
American Express		NONE	 	15,300 	   -   	 950
Apple Computer			NONE	 	-   	   -   	 1,315
AT&T				NONE	 	21,112 	   -   	 500
Automatic Data Processing	NONE	 	14,860 	   -   	 600
Baxter International		NONE	 	19,725 	   -   	 200
Biotechnology Index Fund	NONE	 	8,920 	   -   	 300
Bristol Myers Squibb		NONE	 	36,750 	   -   	 850
Castle Brands			NONE	 	-   	   -   	 11,700
Chevron Texaco			NONE	 	15,350 	   -   	 834
Cisco Systems			NONE	 	39,850 	   -   	 1,000
Clean Energy Fuels		NONE	 	-   	   -   	 29,400
Coca Cola			NONE	 	11,062 	   -   	 400
Colgate-Palmolive Co		NONE	 	5,025 	   -   	 -
ConocoPhilips			NONE	 	21,980 	   -   	 300
CVS				NONE	 	8,050 	   -   	 350
Deere				NONE	 	10,800 	   -   	 2,200
Disney, Walt			NONE	 	31,239 	   -   	 1,200
Dominion Resources		NONE	 	14,350 	   -   	 -
Duke Energy			NONE	 	11,814 	   -   	 1,724
EMC				NONE	 	34,800 	   -   	 1,750
Emerson Electric		NONE	 	14,090 	   -   	 600
Exelon				NONE	 	10,720 	   -   	 800
Exxon Mobil			NONE	 	9,081 	   -   	 800
FMC				NONE	 	9,200 	   -   	 1,000
General Dynamics		NONE	 	9,750 	   -   	 200
General Electric		NONE	 	18,960 	   -   	 12,300
General Mills			NONE	 	6,750 	   -   	 -
Google				NONE	 	1,820 	   -   	 300
Honeywell			NONE	 	11,080 	   -   	 50
Intel				NONE	 	52,400 	   -   	 1,400
International Business Machine	NONE	 	8,945 	   -   	 820
iShares Barclays 1-3 Year Corp	NONE	 	4,410 	   -   	 -
iShares Barclays 1-3 Year Trea	NONE	 	13,110 	   -   	 -
iShares Barclays TIP Bond Fund	NONE	 	28,730 	   -   	 500
iShares High Yield Corporate B	NONE	 	10,990 	   -   	 300
iShares JPM Emerging Markets B	NONE	 	14,590 	   -   	 200
iShares MSCI Emerging Markets 	NONE	 	29,730 	   -   	 500
iShares S&P 500 Index		NONE	 	3,190 	   -   	 -
iShares Trust Dow Jones US Tec	NONE	 	22,535 	   -   	 -
Johnson & Johnson		NONE	 	19,965 	   -   	 1,250
JP Morgan Chase			NONE	 	27,449 	   -   	 750
Kimberly-Clark			NONE	 	3,550 	   -   	 200
Market Vectors Gold Miners	NONE	 	14,550 	   -   	 1,550
Mastercard			NONE	 	2,240 	   -   	 130
McCormick & Co.			NONE	 	21,650 	   -   	 500
Microsoft			NONE	 	40,970 	   -   	 1,450
Nike				NONE	 	10,970 	   -   	 250
Nucor				NONE	 	22,050 	   -   	 700
Omnicom Group			NONE	 	6,942 	   -   	 -
Oracle				NONE	 	36,600 	   -   	 900
Pepco Holdings			NONE	 	16,300 	   -   	 700
Pepsico				NONE	 	12,140 	   -   	 200
Philip Morris Intl Inc		NONE	 	3,857 	   -   	 150
Powershares Preferred 		NONE	 	39,200 	   -   	 -
Procter & Gamble		NONE	 	15,895 	   -   	 600
S&P Technology Sector SPDR	NONE	 	12,450 	   -   	 750
Schlumberger			NONE	 	11,890 	   -   	 1,450
SPDR Barclays Capital Covertib	NONE	 	39,000 	   -   	 400
Time Warner Cable		NONE	 	4,342 	   -   	 -
Time Warner Inc Com NEW		NONE	 	6,800 	   -   	 -
TJX Companies			NONE	 	15,350 	   -   	 1,100
Travelers Group			NONE	 	17,002 	   -   	 350
United Technologies		NONE	 	16,200 	   -   	 600
Unitedhealth Group 		NONE	 	24,352 	   -   	 -
Verizon Communications		NONE	 	43,222 	   -   	 3,500
Wal Mart Stores			NONE	 	14,000 	   -   	 300